Transactions with Related Parties (Details) $ / shares in Units, $ in Thousands				1 Months Ended	12 Months Ended
	Nov. 29, 2021 USD ($) $ / shares	Jun. 22, 2021 USD ($) shares	Jan. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2019 USD ($) shares
Related Party Transaction [Line Items]
Investments in related parties				$ 7,644	$ 7,644
Accrued dividends					69
Proceeds from issuance of stock, net of expenses					254		$ 960
Management Fee Expense					1,432	$ 2,017	$ 2,155
Due to related parties, current				596	596	$ 484
Mrs. Semiramis Paliou | Preferred Stock Member
Related Party Transaction [Line Items]
Gross purchase price		$ 360
Proceeds from issuance of stock, net of expenses		254
Purchase of Bond by executives | 8.375% Senior Unsecured Bond
Related Party Transaction [Line Items]
Proceeds from Issuance of Unsecured Debt		$ 21,000
OceanPal
Related Party Transaction [Line Items]
Investments in related parties	$ 7,644
Accrued dividends				69
Due to related parties, current				$ 70	$ 70
Maximum total number of votes entitled to vote, including common stock or any other voting security					49.00%
Series B Preferred Stock | Preferred Stock Member
Related Party Transaction [Line Items]
Par value | $ / shares				$ 0.01	$ 0.01	$ 0.01
Cumulative preferred dividend accruing rate					8.875%
Preferred Stock Dividend Rate Percentage					8.875%
Series B Preferred Stock | OceanPal
Related Party Transaction [Line Items]
Number Of Votes Of The Stockholders				2,000	2,000
Maximum percentage of votes as a percentage of total votes					34.00%
Equity Securities without Readily Determinable Fair Value, Amount	5
Series C Preferred stock | Preferred Stock Member
Related Party Transaction [Line Items]
Stock Issued During Period Shares New Issues | shares							10,675
Par value | $ / shares				$ 0.01	$ 0.01	$ 0.01
Proceeds from issuance of stock, net of expenses			$ 1,066
Series C Preferred stock | Preferred Stock Member | DSI
Related Party Transaction [Line Items]
Stock Issued During Period Shares New Issues | shares			10,675
Par value | $ / shares			$ 0.01
Series C Preferred stock | OceanPal
Related Party Transaction [Line Items]
Aggregate price of preferred shares issued	$ 10,000
Conversion price | $ / shares	$ 6.5
Cumulative preferred dividend accruing rate	8.00%
Equity Securities without Readily Determinable Fair Value, Amount				$ 7,570	$ 7,570
Preferred Stock Dividend Rate Percentage	8.00%
Series D preferred stock | Preferred Stock Member
Related Party Transaction [Line Items]
Stock Issued During Period Shares New Issues | shares					400
Series D preferred stock | Mrs. Semiramis Paliou
Related Party Transaction [Line Items]
Stock Issued During Period Shares New Issues | shares		400